Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 119,348	¥ 185,042
Unlisted securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	1,138	3,776
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis		11,439
Real estate collateral-dependent loans (net of allowance for probable loan losses)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	81,362	110,329
Investment in operating leases and other operating assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	11,478	26,813
Land and buildings undeveloped or under construction
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	14,307	30,595
Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	11,063	2,090
Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	10,775	236
Level 1 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	10,775	236
Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis		11,439
Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis		11,439
Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	108,573	173,367
Level 3 | Unlisted securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	1,138	3,776
Level 3 | Real estate collateral-dependent loans (net of allowance for probable loan losses)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	81,362	110,329
Level 3 | Investment in operating leases and other operating assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	11,478	26,813
Level 3 | Land and buildings undeveloped or under construction
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	14,307	30,595
Level 3 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 288	¥ 1,854